Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended		110 Months Ended		111 Months Ended		112 Months Ended		113 Months Ended		114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Sep. 08, 2025	Jul. 31, 2016	Jul. 18, 2016	Dec. 31, 2015	Aug. 31, 2016	Jan. 31, 2016	Sep. 30, 2016	Feb. 29, 2016	Oct. 31, 2016	Mar. 31, 2016	Nov. 30, 2016	Apr. 30, 2016	Dec. 31, 2016	May 31, 2016	Jan. 31, 2017	Jun. 30, 2016	Feb. 28, 2017	Jul. 31, 2016	Mar. 31, 2017	Aug. 31, 2016	Apr. 30, 2017	Sep. 30, 2016	May 31, 2017	Oct. 31, 2016	Jun. 30, 2017	Nov. 30, 2016	Jul. 31, 2017	Dec. 31, 2016	Aug. 31, 2017	Jan. 31, 2017	Sep. 30, 2017	Feb. 28, 2017	Oct. 31, 2017	Mar. 31, 2017	Nov. 30, 2017	Apr. 30, 2017	Dec. 31, 2017	May 31, 2017	Jan. 31, 2018	Jun. 30, 2017	Feb. 28, 2018	Jul. 31, 2017	Mar. 31, 2018	Aug. 31, 2017	Apr. 30, 2018	Sep. 30, 2017	May 31, 2018	Oct. 31, 2017	Jun. 30, 2018	Nov. 30, 2017	Jul. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Jan. 31, 2018	Sep. 30, 2018	Feb. 28, 2018	Oct. 31, 2018	Mar. 31, 2018	Nov. 30, 2018	Apr. 30, 2018	Dec. 31, 2018	May 31, 2018	Jan. 31, 2019	Jun. 30, 2018	Feb. 28, 2019	Jul. 31, 2018	Mar. 31, 2019	Aug. 31, 2018	Apr. 30, 2019	Sep. 30, 2018	May 31, 2019	Oct. 31, 2018	Jun. 30, 2019	Nov. 30, 2018	Jul. 31, 2019	Dec. 31, 2018	Aug. 31, 2019	Jan. 31, 2019	Sep. 30, 2019	Feb. 28, 2019	Oct. 31, 2019	Mar. 31, 2019	Nov. 30, 2019	Apr. 30, 2019	Dec. 31, 2019	May 31, 2019	Jan. 31, 2020	Jun. 30, 2019	Feb. 29, 2020	Jul. 31, 2019	Mar. 31, 2020	Aug. 31, 2019	Apr. 30, 2020	Sep. 30, 2019	May 31, 2020	Oct. 31, 2019	Jun. 30, 2020	Nov. 30, 2019	Jul. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Jan. 31, 2020	Sep. 30, 2020	Feb. 29, 2020	Oct. 31, 2020	Mar. 31, 2020	Nov. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	May 31, 2020	Jan. 31, 2021	Jun. 30, 2020	Feb. 28, 2021	Jul. 31, 2020	Mar. 31, 2021	Aug. 31, 2020	Apr. 30, 2021	Sep. 30, 2020	May 31, 2021	Oct. 31, 2020	Jun. 30, 2021	Nov. 30, 2020	Jul. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Jan. 31, 2021	Sep. 30, 2021	Feb. 28, 2021	Oct. 31, 2021	Mar. 31, 2021	Nov. 30, 2021	Apr. 30, 2021	Dec. 31, 2021	May 31, 2021	Jan. 31, 2022	Jun. 30, 2021	Feb. 28, 2022	Jul. 31, 2021	Mar. 31, 2022	Aug. 31, 2021	Apr. 30, 2022	Sep. 30, 2021	May 31, 2022	Oct. 31, 2021	Jun. 30, 2022	Nov. 30, 2021	Jul. 31, 2022	Dec. 31, 2021	Aug. 31, 2022	Jan. 31, 2022	Sep. 30, 2022	Feb. 28, 2022	Oct. 31, 2022	Mar. 31, 2022	Nov. 30, 2022	Apr. 30, 2022	Dec. 31, 2022	May 31, 2022	Jan. 31, 2023	Jun. 30, 2022	Feb. 28, 2023	Jul. 31, 2022	Mar. 31, 2023	Aug. 31, 2022	Apr. 30, 2023	Sep. 30, 2022	May 31, 2023	Oct. 31, 2022	Jun. 30, 2023	Nov. 30, 2022	Jul. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Jan. 31, 2023	Sep. 30, 2023	Feb. 28, 2023	Oct. 31, 2023	Mar. 31, 2023	Nov. 30, 2023	Apr. 30, 2023	Dec. 31, 2023	May 31, 2023	Jan. 31, 2024	Jun. 30, 2023	Feb. 29, 2024	Jul. 31, 2023	Mar. 31, 2024	Aug. 31, 2023	Apr. 30, 2024	Sep. 30, 2023	May 31, 2024	Oct. 31, 2023	Jun. 30, 2024	Nov. 30, 2023	Jul. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Jan. 31, 2024	Sep. 30, 2024	Feb. 29, 2024	Oct. 31, 2024	Mar. 31, 2024	Nov. 30, 2024	Apr. 30, 2024	Dec. 31, 2024	May 31, 2024	Jan. 31, 2025	Jun. 30, 2024	Feb. 28, 2025	Jul. 31, 2024	Mar. 31, 2025	Aug. 31, 2024	Apr. 30, 2025	Sep. 30, 2024	May 31, 2025	Oct. 31, 2024	Jun. 30, 2025	Nov. 30, 2024	Jul. 31, 2025	Dec. 31, 2024	Aug. 31, 2025	Jan. 31, 2025	Sep. 30, 2025	Feb. 28, 2025	Oct. 31, 2025	Mar. 31, 2025	Nov. 30, 2025	Apr. 30, 2025	Dec. 31, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
Shelton Emerging Markets Fund - Institutional Shares
Account Value [Line Items]
Accumulated Value				$ 500,000		$ 483,525		$ 473,946		$ 516,092		$ 518,008		$ 510,728		$ 518,391		$ 539,847		$ 542,146		$ 547,127		$ 526,437		$ 508,429		$ 504,215		$ 538,314		$ 554,023		$ 577,778		$ 583,142		$ 589,655		$ 594,253		$ 615,709		$ 616,092		$ 609,196		$ 613,793		$ 616,092		$ 627,666		$ 702,141		$ 675,652		$ 670,278		$ 659,145		$ 649,548		$ 613,078		$ 624,978		$ 608,855		$ 622,675		$ 576,992		$ 589,276		$ 563,989		$ 616,342		$ 613,566		$ 615,152		$ 622,291		$ 586,596		$ 622,688		$ 606,823		$ 585,406		$ 587,786		$ 610,393		$ 617,532		$ 667,185		$ 631,899		$ 597,019		$ 478,589		$ 513,874		$ 531,720		$ 563,355		$ 614,053		$ 611,620		$ 621,760		$ 647,311		$ 737,351		$ 816,310		$ 817,123		$ 830,938		$ 815,903		$ 834,188		$ 824,843		$ 837,032		$ 814,685		$ 846,378		$ 809,809		$ 814,278		$ 791,118		$ 822,588		$ 802,292		$ 799,393		$ 800,221		$ 736,021		$ 748,447		$ 681,762		$ 689,632		$ 683,419		$ 623,775		$ 633,716		$ 728,980		$ 704,745		$ 777,070		$ 736,703		$ 774,547		$ 763,194		$ 756,887		$ 791,367		$ 831,734		$ 786,742		$ 766,558		$ 739,226		$ 787,208		$ 813,478		$ 775,890		$ 823,687		$ 830,647		$ 819,974		$ 820,438		$ 843,177		$ 825,079		$ 837,144		$ 882,157		$ 849,210		$ 822,785		$ 826,941		$ 837,763		$ 846,618		$ 845,634		$ 856,457		$ 903,191	$ 939,102	$ 964,191	$ 993,215	$ 1,062,577	$ 1,086,682	$ 1,062,595	$ 1,099,758
Shelton Emerging Markets Fund - Investor Shares
Account Value [Line Items]
Accumulated Value				10,000		9,669		9,477		10,315		10,354		10,208		10,354		10,785		10,823		10,923		10,508		10,146		10,054		10,738		11,054		11,523		11,623		11,746		11,838		12,269		12,277		12,131		12,223		12,262		12,493		13,970		13,439		13,331		13,108		12,916		12,185		12,424		12,093		12,370		11,454		11,700		11,194		12,237		12,182		12,205		12,340		11,628		12,348		12,032		11,605		11,644		12,095		12,237		13,212		12,509		11,822		9,470		10,174		10,521		11,151		12,145		12,089		12,283		12,792		14,569		16,126		16,134		16,402		16,102		16,458		16,272		16,515		16,070		16,693		15,964		16,053		15,592		16,211		15,806		15,740		15,757		14,494		14,725		13,413		13,570		13,438		12,266		12,464		14,337		13,851		15,267		14,480		15,217		14,983		14,865		15,536		16,323		15,443		15,041		14,497		15,436		15,949		15,212		16,143		16,281		16,069		16,069		16,511		16,152		16,382		17,258		16,613		16,097		16,174		16,379		16,555		16,526		16,741		17,648	18,351	18,839	19,396	20,743	21,211	20,743	21,452
Shelton International Select Equity Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		$ 503,690	$ 500,000		$ 504,613		$ 516,298		$ 513,838		$ 497,232		$ 501,298		$ 528,403		$ 537,439		$ 551,147		$ 561,117		$ 581,992		$ 584,796		$ 609,409		$ 617,821		$ 632,492		$ 649,020		$ 657,919		$ 678,260		$ 727,525		$ 688,431		$ 678,960		$ 694,239		$ 694,557		$ 682,614		$ 693,204		$ 683,577		$ 679,405		$ 617,786		$ 619,070		$ 588,903		$ 630,303		$ 649,237		$ 661,263		$ 693,104		$ 642,287		$ 684,741		$ 676,057		$ 668,338		$ 678,309		$ 691,495		$ 699,536		$ 721,558		$ 710,744		$ 666,507		$ 582,948		$ 624,236		$ 649,795		$ 685,247		$ 715,198		$ 746,136		$ 737,579		$ 732,971		$ 817,886		$ 851,938		$ 841,690		$ 855,574		$ 875,080		$ 902,849		$ 918,057		$ 901,527		$ 892,601		$ 920,701		$ 879,377		$ 905,494		$ 871,774		$ 905,015		$ 870,078		$ 836,806		$ 818,839		$ 747,635		$ 766,268		$ 694,732		$ 728,337		$ 696,728		$ 627,188		$ 649,481		$ 746,970		$ 730,470		$ 795,760		$ 771,188		$ 786,633		$ 804,184		$ 770,837		$ 810,502		$ 833,669		$ 793,302		$ 757,147		$ 727,662		$ 794,355		$ 832,501		$ 817,845		$ 843,939		$ 868,246		$ 860,024		$ 878,969		$ 862,884		$ 894,697		$ 919,718		$ 931,157		$ 897,557		$ 886,118		$ 863,145		$ 896,143		$ 907,637		$ 910,974		$ 933,220		$ 985,868		$ 1,035,551		$ 1,027,024		$ 1,073,740		$ 1,101,177		$ 1,101,919		$ 1,116,749		$ 1,127,846
Shelton International Select Equity Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,074	10,000		10,092		10,321		10,271		9,938		10,020		10,556		10,730		11,010		11,203		11,614		11,670		12,161		12,329		12,613		12,943		13,121		13,521		14,492		13,718		13,519		13,824		13,830		13,584		13,795		13,603		13,514		12,291		12,310		11,708		12,528		12,899		13,137		13,766		12,753		13,599		13,419		13,266		13,464		13,721		13,875		14,314		14,092		13,216		11,550		12,367		12,876		13,564		14,153		14,762		14,592		14,494		16,177		16,839		16,635		16,911		17,286		17,832		18,134		17,799		17,621		18,167		17,352		17,864		17,194		17,844		17,151		16,491		16,142		14,729		15,099		13,680		14,340		13,713		12,340		12,776		14,696		14,370		15,650		15,166		15,465		15,799		15,145		15,920		16,375		15,579		14,860		14,284		15,586		16,329		16,047		16,554		17,024		16,857		17,226		16,908		17,530		18,014		18,231		17,566		17,342		16,893		17,537		17,761		17,821		18,248		19,273		20,238		20,074		20,979		21,511		21,526		21,803		22,016
SHELTON TACTICAL CREDIT FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		501,898		498,103		505,092		510,349		512,260		524,278		528,603		530,526		531,699		527,353		515,763		521,363		528,740		534,642		536,222		544,158		549,119		544,752		551,736		552,734		547,683		539,651		538,635		538,592		541,149		540,126		540,106		550,898		550,898		558,119		570,475		573,565		575,463		567,701		560,456		552,220		558,011		563,275		566,910		574,865		577,517		575,635		577,793		578,872		574,108		569,779		568,156		573,188		579,708		580,794		491,904		494,652		529,827		542,557		553,709		561,515		570,677		573,477		590,278		606,950		613,757		625,102		636,135		643,025		643,599		650,689		649,530		651,268		654,786		650,701		647,782		649,988		639,420		631,787		629,767		618,531		613,209		593,560		609,634		604,871		590,720		593,116		606,297		602,732		603,940		595,485		605,637		607,470		605,026		610,978		614,711		612,844		600,264		589,477		616,762		637,067		638,336		638,336		649,624		643,841		651,552		657,868		666,987		676,757		684,945		675,047		679,666		674,816		679,498		691,536		683,898		683,220		696,777	709,045	712,470	715,210	718,916	720,307	728,650	732,502
SHELTON TACTICAL CREDIT FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		10,038		9,962		10,086		10,191		10,230		10,473		10,550		10,588		10,606		10,519		10,297		10,402		10,540		10,658		10,693		10,841		10,940		10,846		10,985		11,005		10,898		10,738		10,718		10,720		10,761		10,741		10,732		10,947		10,947		11,093		11,329		11,390		11,421		11,267		11,123		10,963		11,068		11,172		11,237		11,406		11,448		11,415		11,447		11,468		11,377		11,291		11,249		11,340		11,469		11,501		9,737		9,780		10,475		10,725		10,945		11,099		11,286		11,331		11,663		11,994		12,129		12,342		12,561		12,697		12,709		12,844		12,810		12,844		12,907		12,827		12,769		12,804		12,607		12,456		12,407		12,186		12,069		11,684		12,001		11,895		11,620		11,668		11,927		11,853		11,865		11,699		11,899		11,923		11,887		11,996		12,069		12,033		11,786		11,562		12,085		12,496		12,509		12,509		12,734		12,620		12,759		12,881		13,061		13,252		13,410		13,216		13,294		13,205		13,297		13,520		13,369		13,356		13,622	13,853	13,920	13,974	14,042	14,070	14,220	14,290
Shelton Equity Premium Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000																																																																																																																																																																																																																																									10,246	10,514	10,686	10,741
ICON CONSUMER SELECT FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		444,584		430,101		461,587		477,960		484,887		452,141		471,033		491,814		482,998		485,516		550,378		572,148		575,963		603,299		588,041		579,777		572,784		605,206		612,199		597,577		632,542		652,249		672,592		686,758		726,893		714,152		685,484		681,024		680,387		667,646		703,322		719,248		698,862		643,438		652,994		562,948		636,767		660,517		633,558		699,032		638,693		684,268		709,944		662,443		690,045		708,660		750,384		770,857		749,263		661,576		486,203		541,171		565,383		573,235		592,212		633,438		619,042		600,065		682,516		713,272		688,406		749,263		787,217		848,728		848,074		842,839		855,927		867,051		821,899		872,286		840,876		875,869		827,936		832,293		843,187		789,444		793,802		716,818		758,215		749,500		691,399		764,025		804,627		783,341		846,349		831,022		809,736		839,537		800,370		866,784		896,584		874,447		842,943		821,656		897,466		924,820		938,555		985,254		1,012,724		964,194		1,008,146		969,688		957,784		998,073		1,007,230		979,760		1,073,401		1,040,258		1,060,571		1,053,087		992,147		953,659		1,023,152	1,035,981	1,046,673	1,100,129	1,083,023	1,057,364	1,071,128	1,102,178
ICON CONSUMER SELECT FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		8,889		8,589		9,226		9,538		9,675		9,026		9,401		9,813		9,625		9,675		10,961		11,395		11,470		12,012		11,697		11,533		11,395		12,024		12,176		11,873		12,566		12,956		13,359		13,627		14,434		14,157		13,602		13,501		13,489		13,224		13,943		14,245		13,842		12,745		12,922		11,158		12,605		13,074		12,528		13,836		12,630		13,531		14,039		13,087		13,633		14,001		14,826		15,233		14,794		13,061		9,608		10,681		11,147		11,302		11,690		12,492		12,207		11,832		13,436		14,057		13,552		14,755		15,492		16,708		16,682		16,578		16,837		17,044		16,164		17,147		16,527		17,205		16,272		16,343		16,559		15,496		15,582		14,060		14,879		14,706		13,557		14,979		15,768		15,346		16,577		16,274		15,869		16,442		15,683		16,965		17,555		17,100		16,493		16,071		17,556		18,082		18,354		19,261		19,786		18,825		19,696		18,934		18,698		19,478		19,641		19,115		20,934		20,276		20,679		20,509		19,320		18,577		19,936	20,170	20,382	21,422	21,082	20,573	20,846	21,439
ICON EQUITY FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		445,213		438,032		477,926		483,511		493,085		468,883		497,606		502,926		497,340		491,755		542,021		554,255		581,117		603,723		607,181		615,957		623,138		630,319		640,691		643,085		668,351		686,170		702,660		702,660		740,160		725,532		714,096		700,798		730,585		717,021		738,564		738,298		721,011		650,798		670,745		585,598		667,209		697,205		695,584		736,389		669,641		722,067		726,661		703,691		725,039		737,200		777,195		809,336		800,107		720,404		578,616		656,082		700,269		711,175		752,845		798,709		785,006		758,158		879,810		938,819		949,166		1,002,861		1,047,886		1,120,598		1,126,191		1,130,945		1,140,733		1,168,419		1,108,852		1,166,182		1,135,420		1,189,739		1,105,487		1,053,468		1,083,467		980,386		1,009,108		899,006		985,173		984,535		903,155		1,010,384		1,021,031		974,219		1,032,829		1,009,535		970,837		974,219		934,018		1,035,084		1,073,782		1,064,389		1,020,807		955,809		1,024,643		1,092,171		1,070,075		1,111,900		1,143,860		1,074,810		1,107,560		1,077,178		1,111,505		1,103,614		1,116,240		1,124,921		1,240,818		1,149,898		1,206,236		1,186,583		1,094,434		1,037,660		1,120,201	1,171,735	1,220,211	1,283,100	1,295,765	1,281,353	1,291,731	1,330,977
ICON EQUITY FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		8,901		8,759		9,552		9,661		9,852		9,366		9,934		10,038		9,929		9,814		10,815		11,055		11,591		12,039		12,100		12,274		12,417		12,553		12,756		12,799		13,302		13,652		13,980		13,975		14,718		14,423		14,188		13,926		14,511		14,237		14,664		14,653		14,308		12,914		13,302		11,612		13,230		13,819		13,785		14,586		13,263		14,302		14,386		13,930		14,347		14,586		15,375		16,003		15,819		14,240		11,435		12,961		13,825		14,039		14,857		15,767		15,490		14,955		17,357		18,515		18,716		19,770		20,658		22,080		22,190		22,276		22,466		23,002		21,827		22,950		22,340		23,407		21,739		20,713		21,302		19,271		19,827		17,663		19,350		19,337		17,735		19,833		20,041		19,114		20,261		19,805		19,044		19,099		18,314		20,284		21,038		20,857		19,994		18,714		20,066		21,375		20,946		21,754		22,381		21,020		21,664		21,062		21,721		21,565		21,804		21,977		24,234		22,455		23,546		23,161		21,355		20,246		21,850	22,849	23,793	25,012	25,250	24,966	25,166	25,926
ICON EQUITY INCOME FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		486,034		494,414		529,552		537,651		539,763		538,847		556,620		561,951		559,238		547,416		576,435		593,652		603,053		618,960		620,711		621,440		625,814		630,804		638,152		628,967		652,093		665,794		675,792		674,340		688,902		670,606		675,462		674,333		684,870		672,587		695,714		693,819		685,928		651,938		663,395		606,166		666,087		687,736		682,326		716,228		665,960		713,545		716,685		679,006		709,586		726,931		755,709		774,014		752,514		678,682		550,232		606,686		621,005		625,269		659,046		689,526		680,984		680,984		770,870		798,420		801,801		864,779		925,909		953,929		985,769		952,333		945,506		971,106		929,173		962,618		934,747		991,125		980,617		962,466		958,301		904,982		934,283		863,297		891,864		861,360		806,653		869,642		891,512		855,985		905,192		890,592		853,125		864,609		833,437		869,165		901,294		875,258		849,599		820,399		854,091		899,177		881,557		880,988		911,516		887,408		917,830		904,123		959,976		993,139		999,975		985,883		1,016,416		954,139		979,654		1,000,422		993,201		950,071		972,834	988,858	997,331	1,054,822	1,055,845	1,049,132	1,073,544	1,091,030
ICON EQUITY INCOME FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		9,720		9,888		10,587		10,749		10,785		10,766		11,122		11,222		11,175		10,931		11,505		11,853		12,034		12,352		12,381		12,388		12,476		12,575		12,714		12,531		12,985		13,259		13,451		13,421		13,711		13,346		13,442		13,420		13,615		13,376		13,830		13,792		13,631		12,954		13,175		12,042		13,227		13,650		13,542		14,208		13,208		14,147		14,209		13,460		14,067		14,404		14,968		15,330		14,903		13,437		10,893		12,005		12,289		12,367		13,037		13,633		13,458		13,458		15,236		15,773		15,840		17,077		18,284		18,830		19,450		18,793		18,649		19,155		18,323		18,983		18,425		19,534		19,327		18,959		18,876		17,815		18,393		16,992		17,546		16,945		15,868		17,111		17,533		16,836		17,786		17,508		16,753		16,980		16,364		17,065		17,688		17,174		16,668		16,092		16,746		17,635		17,287		17,265		17,862		17,387		17,975		17,700		18,799		19,439		19,560		19,295		19,895		18,663		19,152		19,560		19,408		18,573		19,008	19,321	19,476	20,604	20,604	20,473	20,939	21,289
ICON FLEXIBLE BOND FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		503,605		501,425		510,720		516,682		519,160		523,755		531,733		534,261		536,103		533,872		526,597		530,690		533,344		538,350		539,385		543,405		546,110		547,157		549,181		550,454		551,232		552,331		551,392		553,185		552,760		551,499		553,015		552,652		555,989		556,973		558,505		561,901		561,639		559,136		558,327		557,425		568,376		572,084		578,000		581,158		581,967		587,924		589,478		593,158		595,433		597,408		598,542		602,794		606,107		602,346		542,765		574,185		584,069		586,505		599,363		605,952		603,271		605,007		620,182		630,518		634,205		635,524		639,698		643,764		647,530		651,815		652,754		656,234		656,220		657,318		655,059		656,790		652,110		643,802		636,833		624,915		620,782		603,494		619,472		618,263		606,995		607,440		620,712		619,821		638,215		638,811		637,023		644,418		642,451		649,818		657,724		657,206		653,166		647,315		665,972		677,103		682,860		690,142		695,034		689,800		698,528		706,126		713,630		721,163		730,317		727,574		733,609		733,508		740,496		746,940		743,769		738,533		744,007	753,698	754,485	761,696	766,344	768,202	772,915	775,243
ICON FLEXIBLE BOND FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		10,071		10,025		10,214		10,332		10,380		10,459		10,628		10,677		10,712		10,665		10,517		10,591		10,653		10,740		10,766		10,843		10,883		10,901		10,940		10,964		10,978		10,997		10,976		11,012		11,001		10,961		10,989		10,992		11,056		11,061		11,090		11,167		11,146		11,094		11,076		11,067		11,270		11,342		11,470		11,518		11,543		11,647		11,675		11,758		11,788		11,825		11,858		11,927		11,990		11,925		10,726		11,361		11,555		11,601		11,850		11,978		11,920		11,939		12,251		12,440		12,523		12,534		12,627		12,693		12,765		12,846		12,876		12,928		12,926		12,944		12,897		12,945		12,850		12,683		12,543		12,304		12,206		11,876		12,177		12,151		11,927		11,932		12,193		12,174		12,535		12,537		12,518		12,661		12,604		12,747		12,902		12,905		12,808		12,688		13,055		13,279		13,383		13,524		13,613		13,507		13,693		13,832		13,978		14,108		14,280		14,239		14,356		14,348		14,481		14,604		14,539		14,432		14,537	14,727	14,731	14,870	14,957	14,991	15,091	15,133
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		473,520		477,570		514,642		488,785		519,003		501,558		534,268		549,533		559,502		552,025		553,271		562,338		588,828		617,210		632,725		641,429		675,108		667,540		695,543		706,896		724,304		766,309		761,011		745,368		790,128		777,878		756,676		736,888		793,426		783,061		787,772		828,763		809,917		744,897		732,647		664,158		725,838		781,459		794,676		840,385		777,604		845,342		867,921		849,748		851,400		867,921		915,282		954,165		986,354		898,410		777,127		892,662		948,992		999,574		1,069,700		1,130,628		1,077,747		1,044,409		1,203,065		1,278,144		1,278,144		1,303,767		1,339,519		1,412,811		1,414,003		1,442,009		1,484,316		1,483,720		1,368,717		1,437,242		1,406,257		1,504,448		1,394,654		1,331,419		1,352,266		1,227,185		1,262,624		1,160,475		1,253,591		1,204,948		1,120,171		1,203,558		1,238,421		1,205,528		1,251,579		1,216,219		1,233,487		1,231,021		1,229,376		1,271,314		1,284,472		1,284,472		1,235,954		1,206,351		1,297,703		1,367,472		1,379,565		1,442,822		1,480,032		1,399,100		1,436,311		1,492,126		1,527,475		1,564,685		1,574,918		1,520,033		1,592,529		1,555,220		1,657,330		1,519,874		1,386,345		1,418,745		1,519,874	1,630,821	1,624,930	1,677,949	1,783,986	1,873,333	1,832,639	1,824,347
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		9,466		9,548		10,286		9,765		10,363		10,013		10,668		10,967		11,158		11,011		11,037		11,210		11,738		12,297		12,608		12,779		13,447		13,291		13,843		14,061		14,410		15,234		15,125		14,805		15,698		15,446		15,028		14,621		15,746		15,533		15,620		16,435		16,057		14,757		14,514		13,162		14,372		15,479		15,730		16,632		15,388		16,723		17,169		16,803		16,826		17,157		18,082		18,854		19,486		17,743		15,343		17,624		18,722		19,725		21,110		22,292		21,253		20,585		23,713		25,189		25,177		25,673		26,380		27,819		27,831		28,377		29,195		29,183		26,913		28,265		27,645		29,565		27,403		26,147		26,570		24,102		24,788		22,772		24,598		23,649		21,969		23,605		24,279		23,631		24,542		23,824		24,157		24,122		24,069		24,893		25,138		25,138		24,192		23,596		25,385		26,728		26,969		28,212		28,934		27,350		28,051		29,134		29,836		30,558		30,738		29,676		31,078		30,333		32,312		29,630		27,012		27,651		29,609	31,780	31,652	32,674	34,739	36,463	35,666	35,508
ICON Natural Resources and Infrastructure Fund - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		451,684		477,394		526,596		557,181		556,738		549,202		566,046		572,252		568,263		554,521		607,713		617,160		637,657		638,548		642,559		638,994		632,310		634,538		642,559		642,559		683,109		704,052		705,389		721,595		766,694		719,791		717,987		734,673		742,340		716,634		738,733		713,477		742,340		662,063		649,886		596,952		654,563		658,952		661,147		671,023		638,103		683,642		671,023		657,306		685,288		694,067		709,978		728,867		689,861		620,206		488,698		547,208		581,199		593,458		629,122		655,869		656,426		673,143		735,554		769,200		779,821		895,536		917,897		950,879		972,121		962,059		932,431		941,376		912,866		988,333		963,736		1,004,745		975,860		993,418		1,040,993		995,683		1,050,621		954,904		1,026,267		1,003,046		905,064		1,008,143		1,050,746		1,008,555		1,053,686		1,044,284		1,022,345		1,011,062		977,214		1,083,773		1,139,560		1,112,607		1,058,701		977,214		1,046,522		1,119,151		1,109,718		1,164,294		1,251,886		1,202,700		1,262,666		1,224,261		1,268,056		1,251,212		1,264,014		1,222,913		1,364,567		1,254,264		1,301,719		1,249,154		1,177,607		1,125,042		1,169,576	1,227,982	1,289,308	1,364,505	1,420,721	1,417,801	1,434,170	1,453,559
ICON Natural Resources and Infrastructure Fund - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		9,028		9,545		10,526		11,133		11,124		10,972		11,311		11,427		11,356		11,079		12,141		12,323		12,726		12,744		12,816		12,753		12,610		12,655		12,807		12,807		13,605		14,027		14,054		14,371		15,270		14,335		14,289		14,625		14,770		14,253		14,689		14,180		14,752		13,164		12,909		11,858		12,990		13,089		13,122		13,319		12,660		13,561		13,308		13,023		13,583		13,748		14,067		14,436		13,667		12,283		9,673		10,833		11,502		11,737		12,439		12,975		12,986		13,298		14,537		15,188		15,401		17,684		18,132		18,770		19,195		18,982		18,400		18,568		18,009		19,486		18,994		19,806		19,230		19,569		20,507		19,614		20,688		18,789		20,190		19,738		17,794		19,817		20,656		19,823		20,711		20,523		20,086		19,861		19,186		21,286		22,373		21,836		20,773		19,173		20,530		21,951		21,749		22,823		24,528		23,562		24,730		23,978		24,824		24,488		24,743		23,924		26,693		24,524		25,454		24,422		23,027		21,994		22,852	24,001	25,178	26,646	27,737	27,678	27,990	28,359
ICON UTILITIES AND INCOME FUND - Institutional Class
Account Value [Line Items]
Accumulated Value				500,000		520,625		536,250		586,454		582,678		594,005		635,282		629,576		601,045		605,106		601,915		585,958		612,802		618,411		643,652		646,320		644,907		663,979		651,665		668,740		674,431		665,601		684,229		699,991		662,178		655,312		623,271		651,923		663,468		661,159		677,784		689,443		690,998		693,360		692,576		724,698		687,199		730,995		748,513		767,559		772,372		754,727		784,951		781,721		797,872		830,368		822,266		810,925		840,030		871,983		788,737		691,835		721,437		747,655		729,330		781,182		774,382		769,375		800,184		840,134		857,231		862,611		867,991		976,059		1,009,375		1,007,574		981,696		998,887		1,016,078		945,323		999,004		966,250		1,041,587		1,018,440		1,004,938		1,078,737		1,023,541		1,091,325		1,030,029		1,068,935		1,060,181		954,542		994,641		1,047,582		1,029,589		1,024,331		988,574		1,013,046		1,014,105		962,235		957,715		966,238		909,776		860,612		850,954		879,928		903,514		864,607		870,010		923,043		925,218		963,270		934,839		1,009,276		1,039,927		1,078,415		1,059,727		1,115,791		1,041,797		1,071,721		1,145,977		1,163,976		1,147,284		1,140,607	1,134,431	1,169,113	1,188,132	1,222,020	1,216,404	1,254,592	1,200,746
ICON UTILITIES AND INCOME FUND - Investor Class
Account Value [Line Items]
Accumulated Value				10,000		10,406		10,722		11,722		11,646		11,863		12,692		12,564		11,999		12,090		12,012		11,702		12,224		12,337		12,835		12,895		12,852		13,239		12,995		13,326		13,442		13,254		13,617		13,936		13,176		13,052		12,404		12,960		13,194		13,147		13,475		13,711		13,726		13,781		13,765		14,398		13,647		14,500		14,854		15,230		15,311		14,971		15,556		15,491		15,800		16,463		16,300		16,071		16,632		17,260		15,614		13,682		14,279		14,791		14,428		15,457		15,319		15,198		15,817		16,586		16,920		17,028		17,137		19,261		19,931		19,894		19,374		19,684		20,029		18,630		19,691		19,051		20,514		20,049		19,797		21,233		20,143		21,486		20,278		21,021		20,845		18,764		19,549		20,592		20,238		20,133		19,415		19,896		19,917		18,897		18,812		18,962		17,846		16,871		16,697		17,262		17,697		16,954		17,063		18,076		18,120		18,867		18,300		19,759		20,356		21,097		20,742		21,829		20,382		20,941		22,416		22,742		22,428		22,293	22,151	22,849	23,210	23,850	23,737	24,483	23,422
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				500,000		510,649		515,201		516,015		515,473		515,459		526,838		528,973		526,065		525,369		519,585		505,722		505,189		506,331		508,829		508,597		512,130		515,473		514,637		515,496		521,077		516,609		515,984		515,275		516,867		509,844		506,003		510,775		506,639		511,188		511,292		509,154		513,048		508,258		505,830		510,320		521,300		523,752		522,334		532,306		530,828		543,303		548,316		547,672		566,289		561,500		561,882		560,192		557,048		570,661		585,786		602,729		606,563		605,025		605,593		612,513		605,803		606,645		600,924		603,016		601,619		595,865		585,052		576,035		580,354		582,356		586,098		594,071		593,032		586,604		586,191		590,679		587,645		576,513		572,716		554,883		537,692		538,676		533,936		542,448		528,990		510,722		503,604		517,090		514,410		527,300		514,962		529,868		532,707		526,523		522,569		520,718		518,020		506,576		500,454		517,834		535,259		533,757		526,755		530,139		517,801		525,346		530,644		542,252		549,190		555,793		542,557		546,775		538,351		541,137		552,803		554,071		557,581		551,849	558,770	556,580	562,454	567,218	570,718	574,245	572,348
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000																																																																																																																																																																																																																																									10,326	10,568	10,594	10,601
CBOE S&P 500 Buy Write Index
Account Value [Line Items]
Accumulated Value	$ 10,000																																																																																																																																																																																																																																									10,133	10,393	10,620	10,795
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Accumulated Value				500,000		467,563		466,798		528,568		531,441		511,617		532,065		558,839		572,728		580,092		581,475		554,709		555,934		586,357		604,306		619,561		633,125		651,843		658,405		697,652		713,214		710,378		735,280		736,756		763,204		826,814		788,682		774,017		770,593		743,288		712,406		728,056		708,370		704,610		643,251		669,759		651,942		709,105		710,700		716,664		731,752		678,655		721,010		712,194		677,470		690,402		719,514		718,524		772,130		736,138		697,319		589,916		643,937		648,882		696,581		758,829		775,603		763,162		778,886		850,923		913,477		941,482		948,684		934,355		957,619		979,827		981,516		915,460		939,424		902,090		910,988		873,863		890,259		873,407		847,300		828,164		782,096		785,539		733,340		731,538		734,593		648,475		628,341		721,535		711,393		767,566		717,795		739,536		731,155		718,874		746,169		792,619		743,793		724,342		696,198		751,915		781,310		745,031		780,474		799,814		803,392		807,930		839,798		842,296		855,896		913,048		872,442		841,095		839,940		854,951		859,093		864,530		875,892		913,259	968,170	987,039	999,699	1,071,212	1,115,979	1,089,291	1,121,875
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value				10,000		9,351		9,336		10,571		10,629		10,232		10,641		11,177		11,455		11,602		11,630		11,094		11,119		11,727		12,086		12,391		12,663		13,037		13,168		13,953		14,264		14,208		14,706		14,735		15,264		16,536		15,774		15,480		15,412		14,866		14,248		14,561		14,167		14,092		12,865		13,395		13,039		14,182		14,214		14,333		14,635		13,573		14,420		14,244		13,549		13,808		14,390		14,370		15,443		14,723		13,946		11,798		12,879		12,978		13,932		15,177		15,512		15,263		15,578		17,018		18,270		18,830		18,974		18,687		19,152		19,597		19,630		18,309		18,788		18,042		18,220		17,477		17,805		17,468		16,946		16,563		15,642		15,711		14,667		14,631		14,692		12,969		12,567		14,431		14,228		15,351		14,356		14,791		14,623		14,377		14,923		15,852		14,876		14,487		13,924		15,038		15,626		14,901		15,609		15,996		16,068		16,159		16,796		16,846		17,118		18,261		17,449		16,822		16,799		17,099		17,182		17,291		17,518		18,265	19,363	19,741	19,994	21,424	22,320	21,786	22,437
MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value		508,352	500,000		511,566		517,875		510,429		498,623		511,377		529,492		537,935		551,573		563,381		581,662		583,469		604,974		608,138		619,429		631,082		636,208		650,429		686,655		654,278		642,737		653,000		637,922		625,932		640,902		627,488		630,346		579,075		584,556		558,098		600,268		611,995		615,641		631,905		597,990		633,997		626,323		606,980		622,600		644,324		650,004		678,152		659,935		607,770		519,769		559,158		577,458		603,553		630,462		657,450		641,288		627,501		711,910		750,389		752,020		766,907		776,603		799,464		824,471		819,133		805,630		820,944		794,657		813,625		776,990		809,100		779,284		763,859		765,076		717,035		722,181		660,054		682,651		660,695		594,672		612,441		684,738		679,617		734,742		708,950		726,281		738,898		712,033		743,982		774,229		739,261		715,912		686,374		748,158		785,748		777,942		797,638		822,571		807,801		831,250		830,459		849,688		873,887		897,419		853,385		845,661		829,230		862,642		874,616		872,632		904,136		945,557		977,633		974,837		1,008,660		1,045,004		1,066,123		1,065,851		1,097,793
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Accumulated Value		$ 10,167	$ 10,000		$ 10,231		$ 10,357		$ 10,209		$ 9,972		$ 10,228		$ 10,590		$ 10,759		$ 11,031		$ 11,268		$ 11,633		$ 11,669		$ 12,099		$ 12,163		$ 12,389		$ 12,622		$ 12,724		$ 13,009		$ 13,733		$ 13,086		$ 12,855		$ 13,060		$ 12,758		$ 12,519		$ 12,818		$ 12,550		$ 12,607		$ 11,582		$ 11,691		$ 11,162		$ 12,005		$ 12,240		$ 12,313		$ 12,638		$ 11,960		$ 12,680		$ 12,526		$ 12,140		$ 12,452		$ 12,886		$ 13,000		$ 13,563		$ 13,199		$ 12,155		$ 10,395		$ 11,183		$ 11,549		$ 12,071		$ 12,609		$ 13,149		$ 12,826		$ 12,550		$ 14,238		$ 15,008		$ 15,040		$ 15,338		$ 15,532		$ 15,989		$ 16,489		$ 16,383		$ 16,113		$ 16,419		$ 15,893		$ 16,273		$ 15,540		$ 16,182		$ 15,586		$ 15,277		$ 15,302		$ 14,341		$ 14,444		$ 13,201		$ 13,653		$ 13,214		$ 11,893		$ 12,249		$ 13,695		$ 13,592		$ 14,695		$ 14,179		$ 14,526		$ 14,778		$ 14,241		$ 14,880		$ 15,485		$ 14,785		$ 14,318		$ 13,727		$ 14,963		$ 15,715		$ 15,559		$ 15,953		$ 16,451		$ 16,156		$ 16,625		$ 16,609		$ 16,994		$ 17,478		$ 17,948		$ 17,068		$ 16,913		$ 16,585		$ 17,253		$ 17,492		$ 17,453		$ 18,083		$ 18,911		$ 19,553		$ 19,497		$ 20,173		$ 20,900		$ 21,322		$ 21,317		$ 21,956
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value				500,000		506,881		510,476		515,160		517,137		517,270		526,564		529,893		529,287		528,977		524,931		512,515		513,237		514,244		517,701		517,429		521,422		525,436		524,907		527,166		531,894		529,361		529,667		528,988		531,415		525,295		520,316		523,652		519,758		523,467		522,823		522,948		526,313		522,923		518,791		521,888		531,476		537,120		536,809		547,116		547,256		556,971		563,966		565,206		579,852		576,763		578,501		578,206		577,803		588,923		599,522		595,994		606,589		609,413		613,252		622,412		617,388		617,049		614,294		620,322		621,177		616,723		607,817		600,227		604,969		606,946		611,210		618,044		616,867		611,527		611,358		613,167		611,598		598,421		591,745		575,305		553,474		557,042		548,303		561,701		545,829		522,246		515,482		534,439		532,028		548,395		534,216		547,787		551,107		545,106		543,162		542,783		539,316		525,611		517,317		540,744		561,443		559,901		551,991		557,088		543,017		552,223		557,451		570,471		578,669		586,417		571,874		577,920		568,462		571,478		584,052		584,271		586,568		582,368	591,323	589,763	596,817	603,327	607,097	610,869	609,965
Bloomberg U.S. Aggregate Bonds Index
Account Value [Line Items]
Accumulated Value				10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250		10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,630		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,424		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,231		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728		11,437		11,558		11,369		11,430		11,681		11,685		11,731		11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
S&P 1500 Index
Account Value [Line Items]
Accumulated Value				500,000		474,732		474,805		507,826		510,227		519,560		521,020		540,682		541,786		541,740		531,072		553,840		565,131		575,326		597,136		597,562		603,591		610,586		615,272		627,207		627,765		642,578		657,260		677,793		684,557		721,711		694,702		679,620		682,059		700,130		704,458		729,599		753,703		756,249		702,343		717,040		650,590		704,233		727,553		739,363		769,251		719,062		770,092		780,976		766,689		781,899		798,274		826,797		851,640		849,058		778,216		676,427		763,623		800,995		816,909		862,211		921,774		886,840		866,625		964,591		1,004,267		997,488		1,028,717		1,073,668		1,129,441		1,137,400		1,161,023		1,185,742		1,220,739		1,165,130		1,244,933		1,234,198		1,289,931		1,221,047		1,188,545		1,230,104		1,124,206		1,127,084		1,033,100		1,129,496		1,083,969		983,971		1,066,031		1,125,552		1,060,583		1,129,903		1,103,113		1,136,520		1,151,527		1,153,609		1,231,868		1,272,768		1,250,754		1,190,430		1,162,099		1,267,583		1,330,670		1,348,454		1,420,235		1,467,837		1,405,713		1,475,006		1,521,603		1,547,354		1,581,158		1,613,558		1,598,392		1,696,876		1,649,397		1,696,327		1,669,488		1,575,364		1,562,011		1,659,204	1,741,873	1,779,877	1,819,273	1,881,478	1,921,412	1,928,913	1,930,045
S&P 1500 Financials Index
Account Value [Line Items]
Accumulated Value				500,000		457,986		445,814		479,299		494,026		505,428		491,879		509,679		527,353		513,192		523,463		597,316		621,412		622,623		653,975		635,525		630,567		621,580		660,105		670,869		658,439		693,874		713,413		739,220		751,241		797,342		775,480		746,716		744,234		740,730		725,846		761,347		772,632		754,122		715,542		736,794		653,357		711,492		731,687		709,930		772,599		717,726		765,602		784,313		745,732		779,791		796,602		835,286		857,339		834,864		742,115		581,978		637,580		653,463		653,143		674,891		702,916		676,499		677,628		789,702		840,962		829,172		925,392		978,238		1,039,714		1,085,905		1,052,569		1,045,320		1,098,666		1,079,995		1,156,231		1,094,037		1,131,519		1,130,530		1,118,421		1,113,373		1,005,007		1,034,559		925,301		991,867		972,643		899,335		1,008,310		1,074,810		1,016,714		1,086,232		1,064,266		956,494		983,572		939,115		1,002,166		1,055,778		1,025,639		993,177		966,782		1,071,072		1,135,262		1,164,437		1,209,934		1,267,853		1,211,900		1,251,593		1,241,024		1,330,329		1,384,771		1,378,000		1,414,664		1,563,465		1,473,379		1,567,594		1,583,503		1,515,465		1,480,611		1,546,973	1,598,167	1,598,645	1,652,800	1,652,377	1,601,659	1,634,812	1,684,646
S&P 1500 Index
Account Value [Line Items]
Accumulated Value				10,000		9,495		9,496		10,157		10,205		10,391		10,420		10,814		10,836		10,835		10,621		11,077		11,303		11,507		11,943		11,951		12,072		12,212		12,305		12,544		12,555		12,852		13,145		13,556		13,691		14,434		13,894		13,592		13,641		14,003		14,089		14,592		15,074		15,125		14,047		14,341		13,012		14,085		14,551		14,787		15,385		14,381		15,402		15,620		15,334		15,638		15,965		16,536		17,033		16,981		15,564		13,529		15,272		16,020		16,338		17,244		18,435		17,737		17,333		19,292		20,085		19,950		20,574		21,473		22,589		22,748		23,220		23,715		24,415		23,303		24,899		24,684		25,799		24,421		23,771		24,602		22,484		22,542		20,662		22,590		21,679		19,679		21,321		22,511		21,212		22,598		22,062		22,730		23,031		23,072		24,637		25,455		25,015		23,809		23,242		25,352		26,613		26,969		28,405		29,357		28,114		29,500		30,432		30,947		31,623		32,271		31,968		33,938		32,988		33,927		33,390		31,507		31,240		33,184	34,837	35,598	36,385	37,630	38,428	38,578	38,601
S&P 1500 Financials Index
Account Value [Line Items]
Accumulated Value				10,000		9,160		8,916		9,586		9,881		10,109		9,838		10,194		10,547		10,264		10,469		11,946		12,428		12,452		13,080		12,710		12,611		12,432		13,202		13,417		13,169		13,877		14,268		14,784		15,025		15,947		15,510		14,934		14,885		14,815		14,517		15,227		15,453		15,082		14,311		14,736		13,067		14,230		14,634		14,199		15,452		14,355		15,312		15,686		14,915		15,596		15,932		16,706		17,147		16,697		14,842		11,640		12,752		13,069		13,063		13,498		14,058		13,530		13,553		15,794		16,819		16,583		18,508		19,565		20,794		21,718		21,051		20,906		21,973		21,600		23,125		21,881		22,630		22,611		22,368		22,267		20,100		20,691		18,506		19,837		19,453		17,987		20,166		21,496		20,334		21,725		21,285		19,130		19,671		18,782		20,043		21,116		20,513		19,864		19,336		21,421		22,705		23,289		24,199		25,357		24,238		25,032		24,820		26,607		27,695		27,560		28,293		31,269		29,468		31,352		31,670		30,309		29,612		30,939	31,963	31,973	33,056	33,048	32,033	32,696	33,693
Bloomberg U.S. Universal Index ex MBS
Account Value [Line Items]
Accumulated Value				500,000		505,213		509,340		517,082		521,441		521,766		532,471		537,858		538,427		538,148		533,931		521,066		523,091		525,556		530,080		529,802		534,490		538,863		538,930		541,691		546,582		544,446		545,350		544,513		547,102		542,185		536,565		539,053		535,187		537,856		536,760		538,398		540,865		538,854		534,008		535,673		543,643		552,126		553,066		563,647		564,777		573,835		583,145		584,698		600,290		596,814		598,690		598,395		599,063		611,740		621,712		604,303		618,826		626,096		633,015		647,018		642,163		640,871		638,000		648,584		651,062		645,663		636,180		627,568		633,376		636,819		642,900		650,067		649,816		643,334		643,013		644,193		643,801		628,338		619,027		602,265		579,403		581,615		569,284		582,366		568,714		545,515		540,076		559,641		557,914		574,892		561,087		574,927		578,601		572,076		571,652		572,517		569,444		557,222		549,762		573,364		594,252		593,221		586,846		592,477		579,793		588,850		593,812		606,681		615,372		624,131		610,925		616,899		607,814		611,629		623,474		623,315		625,628		623,137	632,482	632,018	638,930	645,436	649,354	653,238	652,303
Bloomberg U.S. Aggregate Bonds Index [Member]
Account Value [Line Items]
Accumulated Value				10,000		10,213		10,304		10,320		10,309		10,309		10,537		10,579		10,521		10,507		10,392		10,114		10,104		10,127		10,177		10,172		10,243		10,309		10,293		10,310		10,422		10,332		10,320		10,305		10,337		10,197		10,120		10,216		10,133		10,224		10,226		10,183		10,261		10,165		10,117		10,206		10,426		10,475		10,447		10,646		10,617		10,866		10,966		10,953		11,326		11,230		11,238		11,204		11,141		11,413		11,716		12,055		12,131		12,101		12,112		12,250		12,116		12,133		12,018		12,060		12,032		11,917		11,701		11,521		11,607		11,647		11,722		11,881		11,861		11,732		11,724		11,814		11,753		11,530		11,454		11,098		10,754		10,774		10,679		10,849		10,580		10,214		10,072		10,342		10,288		10,546		10,299		10,597		10,654		10,530		10,451		10,414		10,360		10,132		10,009		10,357		10,705		10,675		10,535		10,603		10,356		10,507		10,613		10,845		10,984		11,116		10,851		10,936		10,767		10,823		11,056		11,081		11,152		11,037	11,175	11,132	11,249	11,344	11,414	11,485	11,447
Bloomberg U.S. Universal Index ex MBS [Member]
Account Value [Line Items]
Accumulated Value				10,000		10,104		10,187		10,342		10,429		10,435		10,649		10,757		10,769		10,763		10,679		10,421		10,462		10,511		10,602		10,596		10,690		10,777		10,779		10,834		10,932		10,889		10,907		10,890		10,942		10,844		10,731		10,781		10,704		10,757		10,735		10,768		10,817		10,777		10,680		10,713		10,873		11,043		11,061		11,273		11,296		11,477		11,663		11,694		12,006		11,936		11,974		11,968		11,981		12,235		12,434		12,086		12,377		12,522		12,660		12,940		12,843		12,817		12,760		12,972		13,021		12,913		12,724		12,551		12,668		12,736		12,858		13,001		12,996		12,867		12,860		12,884		12,876		12,567		12,381		12,045		11,588		11,632		11,386		11,647		11,374		10,910		10,802		11,193		11,158		11,498		11,222		11,499		11,572		11,442		11,433		11,450		11,389		11,144		10,995		11,467		11,885		11,864		11,737		11,850		11,596		11,777		11,876		12,134		12,307		12,483		12,218		12,338		12,156		12,233		12,469		12,466		12,513		12,463	12,650	12,640	12,779	12,909	12,987	13,065	13,046
S&P 1500 Information Technology Index
Account Value [Line Items]
Accumulated Value				500,000		474,874		470,590		512,657		486,811		514,102		500,300		538,778		550,796		563,960		562,356		564,584		573,919		598,123		627,840		643,037		658,483		687,018		669,321		698,009		719,829		725,447		780,179		788,834		787,952		846,744		846,100		815,618		814,874		873,986		870,981		889,209		951,148		945,986		868,705		855,046		782,040		838,866		897,814		937,319		997,790		909,603		993,197		1,026,170		1,009,151		1,025,344		1,064,610		1,121,034		1,171,067		1,213,270		1,123,675		1,021,944		1,163,755		1,245,638		1,331,747		1,407,040		1,569,283		1,485,899		1,415,265		1,582,163		1,677,358		1,664,816		1,688,083		1,715,667		1,802,274		1,785,864		1,906,563		1,976,072		2,045,601		1,928,396		2,084,756		2,168,589		2,243,716		2,086,821		1,988,420		2,056,015		1,824,832		1,810,239		1,641,442		1,863,611		1,750,490		1,541,655		1,661,923		1,763,446		1,617,400		1,769,282		1,777,087		1,964,258		1,966,157		2,153,313		2,296,798		2,357,816		2,324,930		2,165,372		2,157,269		2,433,663		2,531,723		2,628,494		2,794,586		2,850,962		2,696,321		2,965,488		3,234,253		3,169,754		3,207,217		3,285,437		3,251,351		3,405,909		3,441,397		3,347,680		3,294,232		3,002,488		3,048,843		3,378,306	3,706,953	3,894,891	3,912,141	4,195,642	4,457,975	4,269,898	4,260,756
S&P 1500 Information Technology Index
Account Value [Line Items]
Accumulated Value				10,000		9,497		9,412		10,253		9,736		10,282		10,006		10,776		11,016		11,279		11,247		11,292		11,478		11,962		12,557		12,861		13,170		13,740		13,386		13,960		14,397		14,509		15,604		15,777		15,759		16,935		16,922		16,312		16,297		17,480		17,420		17,784		19,023		18,920		17,374		17,101		15,641		16,777		17,956		18,746		19,956		18,192		19,864		20,523		20,183		20,507		21,292		22,421		23,421		24,265		22,474		20,439		23,275		24,913		26,635		28,141		31,386		29,718		28,305		31,643		33,547		33,296		33,762		34,313		36,045		35,717		38,131		39,521		40,912		38,568		41,695		43,372		44,874		41,736		39,768		41,120		36,497		36,205		32,829		37,272		35,010		30,833		33,238		35,269		32,348		35,386		35,542		39,285		39,323		43,066		45,936		47,156		46,499		43,307		43,145		48,673		50,634		52,570		55,892		57,019		53,926		59,310		64,685		63,395		64,144		65,709		65,027		68,118		68,828		66,954		65,885		60,050		60,977		67,566	74,139	77,898	78,243	83,913	89,160	85,398	85,215
S&P North American Natural Resources Sector Index
Account Value [Line Items]
Accumulated Value				500,000		476,373		477,238		531,302		592,138		577,165		597,792		599,026		600,525		623,080		602,368		649,514		654,369		649,866		630,168		626,553		607,479		585,450		582,132		602,647		579,493		625,281		617,010		626,772		662,392		677,963		611,337		622,398		671,112		691,409		697,412		704,965		677,464		683,122		601,241		588,732		522,827		589,824		597,361		607,603		609,967		551,860		599,066		585,428		555,504		572,232		565,086		574,271		615,002		564,196		495,248		345,033		437,981		449,122		453,066		458,434		463,144		418,814		409,150		478,550		498,111		504,440		569,962		594,935		615,757		659,218		661,119		626,244		620,111		644,697		702,153		670,660		697,079		770,107		825,041		901,823		873,267		960,986		807,694		867,812		873,199		790,307		938,720		975,184		934,558		981,141		909,093		908,364		924,503		844,960		907,243		974,231		979,473		980,378		940,857		958,700		968,753		950,002		974,406		1,077,061		1,069,100		1,090,324		1,061,767		1,099,759		1,087,199		1,072,510		1,082,219		1,150,973		1,047,323		1,077,186		1,091,878		1,122,024		1,030,565		1,054,682	1,100,398	1,121,094	1,194,189	1,229,382	1,194,602	1,255,841	1,268,411
S&P North American Natural Resources Sector
Account Value [Line Items]
Accumulated Value				10,000		9,527		9,545		10,626		11,843		11,543		11,956		11,981		12,011		12,462		12,047		12,990		13,087		12,997		12,603		12,531		12,150		11,709		11,643		12,053		11,590		12,506		12,340		12,535		13,248		13,559		12,227		12,448		13,422		13,828		13,948		14,099		13,549		13,662		12,025		11,775		10,457		11,796		11,947		12,152		12,199		11,037		11,981		11,709		11,110		11,445		11,302		11,485		12,300		11,284		9,905		6,901		8,760		8,982		9,061		9,169		9,263		8,376		8,183		9,571		9,962		10,089		11,399		11,899		12,315		13,184		13,222		12,525		12,402		12,894		14,043		13,413		13,942		15,402		16,501		18,036		17,465		19,220		16,154		17,356		17,464		15,806		18,774		19,504		18,691		19,623		18,182		18,167		18,490		16,899		18,145		19,485		19,589		19,608		18,817		19,174		19,375		19,000		19,488		21,541		21,382		21,806		21,235		21,995		21,744		21,450		21,644		23,019		20,946		21,544		21,838		22,440		20,611		21,094	22,008	22,422	23,884	24,588	23,892	25,117	25,368
S&P 1500 Utilities Index
Account Value [Line Items]
Accumulated Value				500,000		524,041		534,669		577,719		565,519		574,954		619,547		614,639		580,839		583,894		588,841		561,978		588,615		595,910		625,822		625,381		630,246		654,826		638,103		654,533		674,540		656,851		683,014		702,519		660,202		638,793		613,285		637,819		652,788		649,522		665,910		678,484		685,714		682,659		692,030		718,925		689,315		714,112		742,221		763,585		770,149		763,925		789,695		787,959		825,346		858,736		851,410		833,805		863,005		916,128		823,120		741,883		764,802		796,628		759,315		814,626		793,850		798,084		837,364		848,218		855,217		846,450		800,497		884,164		921,310		901,345		882,304		919,038		953,046		893,615		934,925		919,099		1,008,744		975,360		958,294		1,053,652		1,007,975		1,053,553		1,001,991		1,057,422		1,058,383		938,759		962,691		1,029,940		1,022,516		1,004,776		947,319		990,415		1,006,207		948,962		961,896		984,809		921,849		871,339		879,625		924,439		945,678		915,372		929,203		992,952		1,009,755		1,097,192		1,038,655		1,111,471		1,160,754		1,233,242		1,219,706		1,269,896		1,169,197		1,202,066		1,226,703		1,231,538		1,232,903		1,275,422	1,278,395	1,338,072	1,320,404	1,374,970	1,399,381	1,429,182	1,357,317
S&P 1500 Utilities Index
Account Value [Line Items]
Accumulated Value				$ 10,000		$ 10,481		$ 10,693		$ 11,554		$ 11,310		$ 11,499		$ 12,391		$ 12,293		$ 11,617		$ 11,678		$ 11,777		$ 11,240		$ 11,772		$ 11,918		$ 12,516		$ 12,508		$ 12,605		$ 13,097		$ 12,762		$ 13,091		$ 13,491		$ 13,137		$ 13,660		$ 14,050		$ 13,204		$ 12,776		$ 12,266		$ 12,756		$ 13,056		$ 12,990		$ 13,318		$ 13,570		$ 13,714		$ 13,653		$ 13,841		$ 14,379		$ 13,786		$ 14,282		$ 14,844		$ 15,272		$ 15,403		$ 15,278		$ 15,794		$ 15,759		$ 16,507		$ 17,175		$ 17,028		$ 16,676		$ 17,260		$ 18,323		$ 16,462		$ 14,838		$ 15,296		$ 15,933		$ 15,186		$ 16,293		$ 15,877		$ 15,962		$ 16,747		$ 16,964		$ 17,104		$ 16,929		$ 16,010		$ 17,683		$ 18,426		$ 18,027		$ 17,646		$ 18,381		$ 19,061		$ 17,872		$ 18,698		$ 18,382		$ 20,175		$ 19,507		$ 19,166		$ 21,073		$ 20,160		$ 21,071		$ 20,040		$ 21,148		$ 21,168		$ 18,775		$ 19,254		$ 20,599		$ 20,450		$ 20,096		$ 18,946		$ 19,808		$ 20,124		$ 18,979		$ 19,238		$ 19,696		$ 18,437		$ 17,427		$ 17,593		$ 18,489		$ 18,914		$ 18,307		$ 18,584		$ 19,859		$ 20,195		$ 21,944		$ 20,773		$ 22,229		$ 23,215		$ 24,665		$ 24,394		$ 25,398		$ 23,384		$ 24,041		$ 24,534		$ 24,631		$ 24,658		$ 25,508	$ 25,568	$ 26,761	$ 26,408	$ 27,499	$ 27,988	$ 28,584	$ 27,146